Consolidated Statements of Cash Flows (Supplementals) (Details 1) (CPA 15, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Sep. 28, 2012
CPA 15
Assets Acquired at fair value:
Investments in real estate	$ 1,762,872	$ 1,758,372	$ 1,762,872
Net investment in direct finanacing lease	315,789	315,789	315,789
Equity investments in real estate	166,247	164,886	166,247
Intangible assets	695,310	694,411	695,310
Other assets, net	81,750	83,838	81,750
Liabilities assumed at fair value:
Non recourse debt			(1,350,755)
Accounts payable, accrued expenses and other liabilities	(186,795)	(187,712)	(186,795)
Amount attributable to noncontrolling interest	(237,359)	(238,038)	(237,359)
Net (liabilities assumed) assets acquired excluding cash			1,247,059
Fair value of common shares issued	(1,380,362)	(1,380,362)	(1,380,362)
Cash consideration	(152,356)	(152,356)	(152,356)
Fair value of W. P. Carey & Co. LLC equity interest in CPA:15 prior to the Merger	(107,147)	(107,147)	(107,147)
Fair value of W. P. Carey & Co. LLC equity interest in jointly-owned investments with CPA:15 prior to the Merger	(54,822)	(54,822)	(54,822)
Goodwill in connection with Merger	268,683	274,951	268,683
Cash acquired on acquisition of subsidiary, net	$ (178,945)	$ (178,945)	$ (178,945)